Fees Summary	Sep. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,132,000
Previously Paid Amount
Total Fee Amount	1,551.21
Total Offset Amount
Net Fee	$ 1,551.21